Share capital and additional paid-in capital (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	$ 353,321	$ 353,293
Payment of Other reserve constitution - Share-based compensation plan	42	28
Balance at December 31, 2023	353,363	353,321
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	348,647	348,647
Payment of Other reserve constitution - Share-based compensation plan
Balance at December 31, 2023	348,647	348,647
Additional paid-in capital [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	4,674	4,646
Payment of Other reserve constitution - Share-based compensation plan	42	28
Balance at December 31, 2023	$ 4,716	$ 4,674